1933 Act/Rule 497(j)


                                April 23, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix-Engemann Funds
         Registration No. 33-1922

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on March 15, 2001.



                                Very truly yours,
                                /s/ Pamela S. Sinofsky
                                Pamela S. Sinofsky
                                Phoenix Investment Partners, Ltd.